DERIVATIVE WARRANTS LIABILITIES (Details Narrative)													12 Months Ended
	Apr. 22, 2025	Apr. 17, 2025	Feb. 28, 2025 $ / shares shares	Feb. 26, 2025 $ / shares shares	Oct. 18, 2024	Aug. 27, 2024 $ / shares	Aug. 16, 2024	Mar. 27, 2024 $ / shares	Mar. 27, 2024 $ / shares	Mar. 15, 2024	Mar. 14, 2024 CAD ($) $ / shares shares	Dec. 21, 2023 $ / shares shares	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
IfrsStatementLineItems [Line Items]
Warrants issued												2,884,616
Stockholders equity reverse stock split description	one (1) for five hundreds (500) reverse stock split	one (1) for five hundred (500) reverse stock split			1-for-17	1:17	one (1) for seventeen (17) reverse stock split	1:190 reverse stock split	1:190 reverse stock split	one (1) for one hundred ninety (190) reverse stock split
Proceeds from warrants | $													$ 182,501
Adjusted warrants exercise price per share | $ / shares			$ 0.76	$ 0.76
Shares issuable upon exercise of warrants				123,253,146
Change in fair value of derivative warrants liabilities | $													$ 30,414,880	$ (28,866,166)
Series A warrants [member]
IfrsStatementLineItems [Line Items]
Warrants issued			4,076,736								134,166,665
Price per share | $ / shares											$ 0.023
Proceeds from warrants | $											$ 7,360,662
Shares issuable upon exercise of warrants			201,315,663
Series B warrants [member]
IfrsStatementLineItems [Line Items]
Warrants issued			4,076,736								268,333,330
Price per share | $ / shares											$ 0.0209
Shares issuable upon exercise of warrants			27,960,512
March 2024 A warrants and B warrants [member]
IfrsStatementLineItems [Line Items]
Exercise price of warrants | $ / shares						$ 8.1782			$ 1.3643
Conversion of warrants into common stock price per share | $ / shares						31.7			14.21
New warrants [member]
IfrsStatementLineItems [Line Items]
Warrants converted				2,495,933
December 2023 warrants [member]
IfrsStatementLineItems [Line Items]
Exercise price of warrants | (per share)						8.1782		$ 1.3643
Conversion of warrants into common stock price per share | $ / shares						$ 31.7			$ 72.42
Stockholders equity reverse stock split description						1:17 reverse stock split
Post reverse split [member]
IfrsStatementLineItems [Line Items]
Warrants issued												183,414
Exercise price of warrants | $ / shares												$ 8.1782
Post reverse split [member] | Series A warrants [member]
IfrsStatementLineItems [Line Items]
Warrants issued											41,538
Post reverse split [member] | Series B warrants [member]
IfrsStatementLineItems [Line Items]
Warrants issued											83,075